As filed with the Securities and Exchange Commission on May 4, 2015

Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 145	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

ProShares Trust

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue,

Suite 1000E Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Area Code and Telephone Number)

Michael L. Sapir, CEO

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

with copies to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Amy R. Doberman ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to ProShares Short S&P Regional Banking and ProShares Ultra S&P Regional Banking, each a series of ProShares Trust. No information relating to any other series or class of series of ProShares Trust is amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on May 4, 2015.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Michael L. Sapir Michael L. Sapir*	Trustee, Chairman	May 4, 2015

/s/ Russell S. Reynolds, III Russell S. Reynolds, III*	Trustee	May 4, 2015

/s/ Michael C. Wachs Michael C. Wachs*	Trustee	May 4, 2015

/s/ William D. Fertig William D. Fertig*	Trustee	May 4, 2015

/s/ Todd B. Johnson Todd B. Johnson	President	May 4, 2015

/s/ Charles S. Todd Charles S. Todd	Treasurer	May 4, 2015

* By:	/s/ Amy R. Doberman
Amy R. Doberman
As Attorney-in-fact

Date: May 4, 2015

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase